UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2035 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2035 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 77,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ -

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ -

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 77,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 8.40

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 8.40

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2030 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2030 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 128,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ -

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ -

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 128,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 13.96

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 13.96

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2025 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2025 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 447,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 4,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 4,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 443,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 48.33

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 48.33

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2020 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2020 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 972,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 30,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 30,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 942,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 102.77

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 102.77

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2015 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2015 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 11,207,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 210,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 210,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 10,997,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 1,199.77

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 1,199.77

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds IS 2010 Target Date Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds IS 2010 Target Date Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 119,747,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,515,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,515,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 118,232,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 12,899.11

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 12,899.11

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Global Allocation Portfolio
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Global Allocation Portfolio

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 44,576,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 28,898,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 28,898,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 15,678,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 1,710.47

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 1,710.47

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Growth and Income Portfolio
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Growth and Income Portfolio

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 143,185,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 54,099,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 54,099,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 89,086,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 9,719.28

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 9,719.28

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Growth Portfolio
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Portfolio Series - American Funds Managed Risk Growth Portfolio

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 201,078,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 57,763,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 57,763,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 143,315,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 15,635.67

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 15,635.67

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Portfolio Series - American Funds Growth and Income Portfolio
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Portfolio Series - American Funds Growth and Income Portfolio

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 46,672,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 17,520,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 17,520,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 29,152,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 3,180.48

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 3,180.48

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Portfolio Series - American Funds Global Growth Portfolio
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Portfolio Series - American Funds Global Growth Portfolio

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 14,085,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 8,093,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 8,093,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 5,992,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 653.73

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 653.73

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Capital Income Builder
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Capital Income Builder

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 318,117,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 237,388,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 237,388,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 80,729,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 8,807.53

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 8,807.53

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Managed Risk Blue Chip Income and Growth Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Managed Risk Blue Chip Income and Growth Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 42,679,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 31,594,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 31,594,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 11,085,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 1,209.37

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 1,209.37

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Managed Risk International Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Managed Risk International Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 19,216,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 18,018,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 3,125,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 21,143,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,927,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Managed Risk Growth-Income Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Managed Risk Growth-Income Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 277,944,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 163,907,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 163,907,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 114,037,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 12,441.44

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 12,441.44

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Capital World Bond Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Capital World Bond Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 469,797,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 399,435,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 505,778,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 905,213,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 435,416,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Bond Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Bond Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 2,479,940,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 2,266,689,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 685,067,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 2,951,756,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 471,816,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Global Growth Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Global Growth Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 774,279,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,045,484,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 1,315,701,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 2,361,185,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,586,906,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - New World Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - New World Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 328,184,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 607,844,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 17,302,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 625,146,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 296,962,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Global Small Capitalization Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Global Small Capitalization Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 604,071,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 911,317,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 441,225,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,352,542,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 748,471,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Global Growth and Income Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Global Growth and Income Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 426,876,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 501,460,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 1,132,804,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,634,264,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,207,388,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Blue Chip Income and Growth Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Blue Chip Income and Growth Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 978,242,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,220,739,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,220,739,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 242,497,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - International Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - International Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 933,887,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,697,650,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 1,610,192,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 3,307,842,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 2,373,955,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Asset Allocation Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Asset Allocation Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 2,948,445,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 3,367,240,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 3,367,240,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 418,795,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Managed Risk Growth Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Managed Risk Growth Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 83,403,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 72,705,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 72,705,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ 10,698,000

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ -

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ 1,167.15

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ 1,167.15

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:							3/18/2021
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Global Balanced Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Global Balanced Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 73,204,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 75,011,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 75,011,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,807,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Managed Risk Asset Allocation Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Managed Risk Asset Allocation Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 223,871,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 281,307,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 1,438,642,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,719,949,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,496,078,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - International Growth and Income Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - International Growth and Income Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 132,324,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 256,971,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 78,070,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 335,041,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 202,717,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Mortgage Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Mortgage Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 106,159,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 95,750,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 47,778,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 143,528,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 37,369,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 790,610,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 1,725,307,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 804,270,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 2,529,577,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,738,967,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Ultra-Short Bond Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Ultra-Short Bond Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 249,271,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 157,243,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 487,792,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 645,035,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 395,764,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - High-Income Bond Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - High-Income Bond Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 211,127,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 563,696,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 692,543,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 1,256,239,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 1,045,112,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Growth Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Growth Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 3,984,226,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 6,489,216,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 11,224,629,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 17,713,845,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 13,729,619,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Funds Insurance Series - Growth-Income Fund
333 South Hope Street
Los Angeles, CA 90071

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

American Funds Insurance Series - Growth-Income Fund

3.	Investment Company Act File Number:				811-03857
	Securities Act File Number :				002-86838

4(a).	Last day of fiscal year for which this Form is filed:				12/31/2020

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):						$ 3,754,249,000

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:				$ 4,553,975,000

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously
		used to reduce registration fees payable to the Commission:				$ 1,572,939,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					-	$ 6,126,914,000

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:						$ -

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less
		than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$ 2,372,665,000

	(vii)	Multiplier for determining registration fee (See Instruction C.9):					x	$ 0.00010910

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):					=	$ -

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report
		the amount of securities (number of shares or other units) deducted here:						0
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
		in future fiscal years, then state that number here:						0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):						+	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:						=	$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
CIK #0000729528

Method of Delivery:
		X	Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

			By (Signature and Title)*	/s/ Gregory Niland
Treasurer

			Date:	3/26/2021

* Please print the name and title of the signing officer below the signature.